FINANCIAL INSTRUMENTS (Schedule of concentration of revenue risk) (Details) - vessel	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Golden Ocean Group Limited ("Golden Ocean")
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels	8
Golden Ocean Group Limited ("Golden Ocean") | Sales Revenue, Net | Customer Concentration Risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	12.00%	11.00%
MSC
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels	28
MSC | Sales Revenue, Net | Customer Concentration Risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	3.00%	13.00%
Maersk Line A/S (“Maersk”)
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels	12
Maersk Line A/S (“Maersk”) | Sales Revenue, Net | Customer Concentration Risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	33.00%	28.00%
Evergreen
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels	4
Evergreen | Sales Revenue, Net | Customer Concentration Risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	15.00%	14.00%